Short Term Bank Loans and Banking Facilities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($) m²	Mar. 31, 2014 USD ($)	Mar. 31, 2015 HKD m²	Mar. 31, 2014 HKD
Line of Credit Facility [Line Items]
Credit facilities with number of banks	$ 17,848,862	$ 13,212,260
Credit facilities utilized amount	6,780,394	7,279,629
Banking Facilities unutilized amount	$ 7,565,743	$ 5,931,584
Weighted average interest rate on bank loans	0.73%	0.55%	0.73%	0.55%
Average maturity period on bank loans	38 days	74 days
Mainland China [Member]
Line of Credit Facility [Line Items]
Total area of buildings pledged to bank to secure credit facilities | m²	80,810		80,810
Hong Kong [Member]
Line of Credit Facility [Line Items]
Amount deposited with bank and available-for-sales investments under security agreement	$ 1,289,557		HKD 10,000,000
Credit facilities with number of banks	1,289,557	$ 1,289,108	HKD 10,000,000	HKD 10,000,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Credit facilities utilized amount	$ 10,283,119	$ 7,280,676